Other long-term liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Composition of other liabilities

As at	Dec 31 2023	Dec 31 2022
Share-based compensation liability (note 14)	$74,107	$70,569
Site restoration costs	32,596	36,581
Land mortgage	28,014	28,514
Defined benefit pension plans (note 21)	22,691	19,216
Cash flow hedges (note 19)	91,183	6,739
Other	1,319	2,532
	249,910	164,151
Less current maturities	(94,992)	(29,548)
	$154,918	$134,603

Provision for site restoration costs	The movement in the provision during the year is explained as follows:

	2023	2022
Balance at January 1	$36,581	$29,355
New or revised provisions	(5,573)	6,915
Accretion expense	1,588	311
Balance at December 31	$32,596	$36,581